Loans and Convertible Bridge Financing (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Original principal loans amounts		$ 28,506
Loans already converted		59,207		$ 206,000
Remaining principal loans amount		2,792,555
Loans presented as of December 31, 2018		2,036,477
CLA August 2017 [Member]
Original principal loans amounts	[1]	905,555
Loans already converted	[1]	58,000
Remaining principal loans amount	[1]	$ 847,555
Converted through	[1]	2020
Loans presented as of December 31, 2018	[1]	$ 915,360
CLA March 2018 [Member]
Original principal loans amounts	[2]	150,000
Loans already converted	[2]
Remaining principal loans amount	[2]	$ 150,000
Converted through	[2]	2019
Loans presented as of December 31, 2018	[2]	$ 87,344
CLA May 2018 [Member]
Original principal loans amounts	[2]	170,000
Loans already converted	[2]
Remaining principal loans amount	[2]	$ 170,000
Converted through	[2]	2019
Loans presented as of December 31, 2018	[2]	$ 139,317
CLA October 2018 [Member]
Original principal loans amounts	[1]	1,000,000
Loans already converted	[2]
Remaining principal loans amount	[1]	$ 1,000,000
Converted through	[1],[3]	2020
Loans presented as of December 31, 2018	[1]	$ 567,760
CLA November 2018 [Member]
Original principal loans amounts	[1]	225,000
Loans already converted	[1]
Remaining principal loans amount	[1]	$ 225,000
Converted through	[1],[3]	2020
Loans presented as of December 31, 2018	[1]	$ 153,084
CLA December 2018 [Member]
Original principal loans amounts	[1]	400,000
Loans already converted	[1]
Remaining principal loans amount	[1]	$ 400,000
Converted through	[1],[3]	2020
Loans presented as of December 31, 2018	[1]	$ 173,612

[1]	Aggregated to $1,809,816 and presented within the non-current liabilities
[2]	Aggregated to $226,661 and presented within the current liabilities
[3]	Structured as a 24 month- convertible loans or less in case of a Public Offering ("PO") event